Convertible Note Receivable - Schedule of Company's Convertible Note Receivable (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018
Convertible note receivable [abstract]
Beginning balance				$ 15,777
Fair value gain (loss) reflected in net earnings	$ (1,934)	$ 871	$ 99	(1,388)	$ (1,589)
Ending balance	$ 11,836	$ 13,770	$ 14,488	$ 14,389	$ 12,899